Long-Term Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Long-Term Investments [Line Items]
Impairment loss		$ 32,744
UniDev [Member]
Long-Term Investments [Line Items]
Equity interest percentage	15.00%	15.00%
Fuson and Shier [Member]
Long-Term Investments [Line Items]
Equity interest percentage	35.02%	35.00%
Shier [Member]
Long-Term Investments [Line Items]
Impairment loss		$ 52,582
EMIT [Member]
Long-Term Investments [Line Items]
Impairment loss			$ 102,155